Issuance of Common Stock (Details) - Class A common stock $ / shares in Units, $ in Millions	9 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Issuance of Common Stock
Number of shares issued | shares	1,335,000
Issued price per share | $ / shares	$ 3.00
Net proceeds | $	$ 1.3